LINE OF CREDIT – FINANCIAL INSTITUTION	3 Months Ended
Mar. 31, 2023
Line Of Credit Financial Institution
LINE OF CREDIT – FINANCIAL INSTITUTION

NOTE 6 – LINE OF CREDIT – FINANCIAL INSTITUTION

During the month of February 2023, the Company entered into a $2 million master credit agreement (credit facility) with a major financial institution (“Line of Credit”). The Line of Credit accrues interest at a rate as determined by the Bloomberg Short-Term Bank Yield Index (“BSBY”) Daily Floating Rate plus 2.05 percentage points (which at March 31, 2023 was in total 6.95%), and is secured by all of the assets of the Champion Entities. The Line of Credit expires February 28, 2024. The outstanding liability of the Line of Credit was as follows at March 31, 2023 and December 31, 2022, respectively.

	March 31, 2023	December 31, 2022
	(unaudited)	(audited)

Line of credit from a financial institution.	$1,700,000	$-

Total recorded as a current liability	$1,700,000	$-

Current and long-term portion. Total balance of $1,700,000 reported as current as the Line of Credit is to be repaid within one year, with subsequent drawdowns as needed by the Company. The Company paid a one-time loan fee equal to 0.1% of the Line of Credit amount available. In the likelihood of default, the default interest automatically increases to 6% over the BSBY plus 2.05% rate.